Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Income Statement [Abstract]
Net sales	$ 177,807	$ 185,275	$ 162,950
Cost of sales	111,499	111,720	94,990
Gross profit	66,308	73,555	67,960
Selling, general and administrative expenses	59,518	65,705	66,095
Depreciation and amortization	7,733	6,639	5,673
Impairment of long-lived assets	4,592	0	0
Total operating expenses	71,843	72,344	71,768
Operating income (loss)	(5,535)	1,211	(3,808)
Interest and other financial costs	9,712	8,007	5,581
(Loss) income before taxes and equity in earnings of joint venture	(15,247)	(6,796)	(9,389)
Income taxes (benefits)	0	0	0
Equity in earnings of joint venture, net of taxes of $0.9 million ($0.8 million in fiscal 2024 and $0.7 million in fiscal 2023)	2,428	2,165	1,957
Net (loss) income, net of tax	$ (12,819)	$ (4,631)	$ (7,432)
Weighted average common shares outstanding:
Basic	19,357	19,058	18,692
Diluted	19,357	19,058	18,692
Net (loss) income per common share:
Basic	$ (0.66)	$ (0.24)	$ (0.4)
Diluted	$ (0.66)	$ (0.24)	$ (0.4)